Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2020
Share-based payment arrangements [Abstract]
Number and Weighted Average Exercise Prices of Share Options
A summary of stock-options outstanding is as follows:

	Stock Options	Weighted Average Exercise Price
	#	$
Balance, June 30, 2018	2,346,343	64.32
Granted	4,897,993	97.44
Exercised (1)	(1,202,242)	38.64
Forfeited	(348,697)	100.92
Balance, June 30, 2019	5,693,397	95.88
Granted	1,232,796	54.27
Exercised (1)	(103,828)	26.91
Expired	(135,926)	51.72
Forfeited	(937,936)	98.94
Balance, June 30, 2020	5,748,503	88.60

(1)	The weighted average share price on the option exercise dates for the year ended June 30, 2020 was $78.08 (year ended June 30, 2019 – $120.60).

Range of Exercise Prices of Outstanding Share Options
The following table summarizes the stock options that remain outstanding as at June 30, 2020:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
3.54 - 19.80	August 10, 2020 - June 24, 2025	2.61	96,383	72,949
21.72 - 83.88	August 9, 2020 - May 25, 2025	3.13	1,848,143	1,001,407
84.00 - 119.88	December 21, 2022 - September 19, 2024	3.35	1,441,674	598,656
120.00 - 131.52	November 8, 2023 - March 13, 2026	5.37	1,928,815	758,568
132.00 - 202.33	October 23, 2023 - May 28, 2024	3.36	433,488	216,549
		3.95	5,748,503	2,648,129

Summary of Stock Options that Remain Outstanding
The following table summarizes the stock options that remain outstanding as at June 30, 2020:

Exercise Price ($)	Expiry Date	Weighted Average Remaining Life	Options Outstanding (#)	Options Exercisable (#)
3.54 - 19.80	August 10, 2020 - June 24, 2025	2.61	96,383	72,949
21.72 - 83.88	August 9, 2020 - May 25, 2025	3.13	1,848,143	1,001,407
84.00 - 119.88	December 21, 2022 - September 19, 2024	3.35	1,441,674	598,656
120.00 - 131.52	November 8, 2023 - March 13, 2026	5.37	1,928,815	758,568
132.00 - 202.33	October 23, 2023 - May 28, 2024	3.36	433,488	216,549
		3.95	5,748,503	2,648,129

Weighted Average Assumptions
Stock options granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Year ended June 30, 2020	Year ended June 30, 2019
Risk-free annual interest rate (1)	0.88%	1.81%
Expected annual dividend yield	0%	0%
Expected stock price volatility (2)	89.60%	81.37%
Expected life of options (years) (3)	2.37	2.96
Forfeiture rate	12.54%	4.17%

(1)	The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.

(2)	Volatility was estimated by using the average historical volatility of the Company.

(3)	The expected life in years represents the period of time that options granted are expected to be outstanding.

Summary of RSUs and DSUs Outstanding
A summary of the RSUs and DSUs outstanding are as follows:

	RSUs and DSUs	Weighted Average Issue Price of RSUs and DSUs
	#	$
Balance, June 30, 2018	179,167	39.48
Issued	61,877	96.24
Vested, released and issued	(61,849)	40.08
Forfeited	(10,000)	50.04
Balance, June 30, 2019	169,195	59.28
Issued	266,640	37.82
Vested, released and issued	(44,823)	50.58
Forfeited	(14,716)	86.77
Balance, June 30, 2020	376,296	44.06

(1)	As of June 30, 2020, there were 360,098 RSUs and 16,198 DSUs outstanding (June 30, 2019 - 166,778 RSUs and 2,417 DSUs).
The following table summarizes the RSUs and DSUs that remain outstanding as at June 30, 2020:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
10.45 - 24.99	September 29, 2020 - February 10, 2025	209,322	23,516
25.00 - 88.67	August 3, 2021 - March 13, 2023	80,942	51,015
88.68 - 123.84	July 12, 2021 - January 15, 2023	86,032	27,025
		376,296	101,556